Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Class A Ordinary Shares [Member]
Numerator:
Net income (loss)	$ 80,153			$ 1,163,972
Denominator:
Weighted Average Ordinary Shares	12,168,875			10,163,016
Basic net income (loss) per ordinary shares	$ 0.01	$ 0		$ 0.12	$ 0
Class B Ordinary Shares [Member]
Numerator:
Net income (loss)	$ 32,509	$ (1,420)		$ 565,278	$ (2,847)
Denominator:
Weighted Average Ordinary Shares	4,935,622	2,875,000	1,432,234	4,935,622	1,432,234
Basic net income (loss) per ordinary shares	$ 0.01	$ 0		$ 0.12	$ 0